Information about the main subsidiaries (Tables)	12 Months Ended
Jun. 30, 2018
Information About Main Subsidiaries
Schedule of information about principal subsidiaries

The Group conducts its business through several operating subsidiaries and holdings. The Group considers that the subsidiaries below are the ones with non-controlling interests material to the Group. As of June 30, 2018, 2017 and 2016 correspond to urban properties and investment business from the Operations Center in Argentina and agricultural business.

	Direct interest of non-controlling interest % (1)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Book value of non-controlling interests
	June 30, 2018
Subsidiaries with direct participation of Cresud
IRSA	36.26%	96,018	239,755	46,756	214,476	74,541	37,120
Brasilagro	43.29%	2,736	5,934	1,493	1,621	5,556	3,151
Subsidiaries with indirect participation of Cresud
Elron	49.70%	1,933	1,610	252	24	3,267	2,351
PBC	35.60%	23,655	108,704	16,033	90,620	25,706	21,730
Cellcom (2)	57.90%	21,185	27,648	12,601	26,109	10,123	6,391
IRSA CP	13.66%	10,670	57,074	2,497	27,284	37,963	4,995

	June 30, 2017
Subsidiaries with direct participation of Cresud
IRSA	36.24%	65,492	165,750	46,434	137,472	47,336	21,472
Brasilagro	43.43%	804	3,347	739	276	3,136	1,774
Subsidiaries with indirect participation of Cresud
Elron	49.68%	1,669	1,183	162	10	2,680	1,975
PBC	35.56%	10,956	64,345	10,503	49,902	14,896	11,161
Cellcom (2)	57.74%	11,209	18,273	8,171	15,974	5,337	3,706
IRSA CP	5.39%	4,515	37,907	1,801	17,605	23,016	1,194

	Revenues	Net income / (loss)	Total comprehensive income / (loss)	Total comprehensive income / (loss) attributable to non-controlling interest	Cash of operating activities	Cash of investing activities	Cash of financial activities	Net Increase (decrease) in cash and cash equivalents	Dividends distribution to non-controlling shareholders
	Year ended June 30, 2018
Subsidiaries with direct participation of Cresud
IRSA	33,088	21,295	14,114	6,292	14,339	(11,573)	(3,867)	(1,101)	(1,490)
Brasilagro	1,430	781	1,858	1,054	43	(407)	805	441	-
Subsidiaries with indirect participation of Cresud
Elron	-	(512)	(80)	(510)	(327)	343	(132)	(116)	(155)
PBC	6,183	2,958	(181)	1,060	3,073	27	(1,191)	1,909	717
Cellcom (2)	19,145	(509)	5	(504)	3,997	(2,574)	382	1,805	-
IRSA CP	5,949	15,656	15,656	556	3,624	(3,861)	1,800	1,563	(716)

	Year ended June 30, 2017
Subsidiaries with direct participation of Cresud
IRSA	27,004	5,220	4,513	2,190	9,059	(2,068)	1,537	8,528	(2,232)
Brasilagro	693	134	822	76	328	(81)	(307)	(60)	-
Subsidiaries with indirect participation of Cresud
Elron	-	(427)	(63)	(342)	(235)	147	(200)	(288)	106
PBC	4,877	886	(353)	1,254	2,470	(2,208)	283	545	(975)
Cellcom (2)	15,739	(329)	-	(224)	2,348	(1,574)	(1,348)	(574)	-
IRSA CP	4,997	3,378	3,378	117	2,875	(148)	(958)	1,769	(831)

(1) Corresponds to the direct interest from the Group.

(2) DIC considers it exercises effective control over Cellcom because DIC is the group with the higher percentage of votes vis-à-vis other shareholders, being 46.16%, also taking into account the historic voting performance in the Shareholders’ Meetings